CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	APIC	Subscription Receivables	Accumulated Deficit	Treasury Stock	Non-controlling Interest	Total
Temporary equity balance at the beginning (in shares) at Dec. 31, 2020	21,257,708
Temporary equity balance at the beginning at Dec. 31, 2020	$ 137,949
Balance at the beginning at Dec. 31, 2020		$ 11	$ 158,385		$ (366,646)	$ (23)	$ 5,039	$ (203,234)
Balance at the beginning (in shares) at Dec. 31, 2020		112,167,666				(22,821)
Net loss					(55,637)			(55,637)
Issuance of common stock in connection with litigation settlement		$ 3	28,963					28,966
Issuance of common stock in connection with litigation settlement (in shares)		26,680,511
Stock-based compensation expense							6,081	$ 6,081
Temporary equity balance at the end (in shares) at Dec. 31, 2021	21,257,708							21,257,708
Temporary equity balance at the end at Dec. 31, 2021	$ 137,949
Balance at the ending (in shares) at Dec. 31, 2021		138,848,177				(22,821)
Balance at the ending at Dec. 31, 2021		$ 14	187,348		(422,283)	$ (23)	11,120	$ (223,824)
Temporary equity balance at the end (in shares) at Jun. 30, 2022	21,257,708
Temporary equity balance at the end at Jun. 30, 2022	$ 137,949
Balance at the ending (in shares) at Jun. 30, 2022		138,848,177				(22,821)
Balance at the ending at Jun. 30, 2022		$ 14	187,348		(429,838)	$ (23)	14,271	$ (228,228)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2021	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2021	$ 137,949
Balance at the beginning at Dec. 31, 2021		$ 14	187,348		(422,283)	$ (23)	11,120	$ (223,824)
Balance at the beginning (in shares) at Dec. 31, 2021		138,848,177				(22,821)
Net loss					(17,993)			(17,993)
Stock-based compensation expense							4,224	4,224
Temporary equity balance at the end (in shares) at Sep. 30, 2022	21,257,708
Temporary equity balance at the end at Sep. 30, 2022	$ 137,949
Balance at the ending (in shares) at Sep. 30, 2022		138,848,177				(22,821)
Balance at the ending at Sep. 30, 2022		$ 14	187,348		(440,276)	$ (23)	15,344	$ (237,593)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2021	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2021	$ 137,949
Balance at the beginning at Dec. 31, 2021		$ 14	187,348		(422,283)	$ (23)	11,120	$ (223,824)
Balance at the beginning (in shares) at Dec. 31, 2021		138,848,177				(22,821)
Net loss					(52,556)			(52,556)
Stock-based compensation expense							5,967	$ 5,967
Temporary equity balance at the end (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the end at Dec. 31, 2022	$ 137,949
Balance at the ending (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the ending at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Financial Designation, Predecessor and Successor [Fixed List]								Predecessor
Temporary equity balance at the beginning (in shares) at Jun. 30, 2022	21,257,708
Temporary equity balance at the beginning at Jun. 30, 2022	$ 137,949
Balance at the beginning at Jun. 30, 2022		$ 14	187,348		(429,838)	$ (23)	14,271	$ (228,228)
Balance at the beginning (in shares) at Jun. 30, 2022		138,848,177				(22,821)
Net loss					(10,438)			(10,438)
Stock-based compensation expense							1,073	1,073
Temporary equity balance at the end (in shares) at Sep. 30, 2022	21,257,708
Temporary equity balance at the end at Sep. 30, 2022	$ 137,949
Balance at the ending (in shares) at Sep. 30, 2022		138,848,177				(22,821)
Balance at the ending at Sep. 30, 2022		$ 14	187,348		(440,276)	$ (23)	15,344	$ (237,593)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Temporary equity balance at the end (in shares) at Jun. 30, 2023	21,257,708
Temporary equity balance at the end at Jun. 30, 2023	$ 137,949
Balance at the ending (in shares) at Jun. 30, 2023		138,848,177				(22,821)
Balance at the ending at Jun. 30, 2023		$ 14	204,384		(507,856)	$ (23)	19,592	$ (283,889)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Net loss					(38,017)			(38,017)
Stock-based compensation expense							3,235	3,235
Debt extinguishment due to warrant modification			17,036					17,036
Temporary equity balance at the end (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the end at Jul. 21, 2023	$ 137,949
Balance at the ending (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Balance at the ending at Jul. 21, 2023		$ 14	204,384		(512,856)	$ (23)	20,321	$ (288,159)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the ending (in shares) at Sep. 30, 2023		37,159,600
Balance at the ending at Sep. 30, 2023		$ 4	362,114	$ (60,710)	(423,148)			$ (121,740)
Financial Designation, Predecessor and Successor [Fixed List]								Successor
Temporary equity balance at the beginning (in shares) at Jun. 30, 2023	21,257,708
Temporary equity balance at the beginning at Jun. 30, 2023	$ 137,949
Balance at the beginning at Jun. 30, 2023		$ 14	204,384		(507,856)	$ (23)	19,592	$ (283,889)
Balance at the beginning (in shares) at Jun. 30, 2023		138,848,177				(22,821)
Net loss					(5,000)			(5,000)
Stock-based compensation expense							729	729
Temporary equity balance at the end (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the end at Jul. 21, 2023	$ 137,949
Balance at the ending (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Balance at the ending at Jul. 21, 2023		$ 14	204,384		(512,856)	$ (23)	$ 20,321	(288,159)
Balance at the beginning at Jul. 22, 2023		$ 4	359,753	(60,710)	(467,023)			(167,976)
Balance at the beginning (in shares) at Jul. 22, 2023		37,159,600
Net loss					43,875			43,875
Stock-based compensation expense			2,361					2,361
Balance at the ending (in shares) at Sep. 30, 2023		37,159,600
Balance at the ending at Sep. 30, 2023		$ 4	$ 362,114	$ (60,710)	$ (423,148)			$ (121,740)